Lease Right-Of-Use Asset and Lease Liabilities	12 Months Ended
May 31, 2020
Leases [Abstract]
Lease Right-Of-Use Asset and Lease Liabilities

Note 10. Lease Right-Of-Use Asset and Lease Liabilities

The Company officially adopted ASC 842 for the period on and after June 1, 2019 as permitted by ASU 2016-02. ASC 842 originally required all entities to use a “modified retrospective” transition approach that is intended to maximize comparability and be less complex than a full retrospective approach. On July 30, 2018, the FASB issued ASU 2018-11 to provide entities with relief from the costs of implementing certain aspects of the new leasing standard, ASU 2016-02 of which permits entities may elect not to recast the comparative periods presented when transitioning to ASC 842. As permitted by ASU 2018-11, the Company elect not to recast comparative periods, thusly.

As of June 1, 2019, the Company recognized approximately US$247,369, lease liability as well as right-of-use asset for all leases (with the exception of short-term leases) at the commencement date. Lease liabilities are measured at present value of the sum of remaining rental payments as of June 1, 2019, with discounted rate of 3.25% adopted from The People’s Bank Of China’s base lending rate as a reference for discount rate, as this bank is the largest bank and national bank of China.

A single lease cost is recognized over the lease term on a generally straight-line basis. All cash payments of operating lease cost are classified within operating activities in the statement of cash flows.

The initial recognition of operating lease right and lease liability as follow:

Gross lease payable	259,257
Less: imputed interest	(11,888)
Initial recognition as of June 1, 2019	$247,369

As of May 31, 2020, operating lease right of use asset as follow:
Initial recognition as of June 1, 2019	247,369
Accumulated amortization	(54,628)
Balance as of May 31, 2020	$192,741

As of May 31, 2020, operating lease liability as follow:
Initial recognition as of June 1, 2019	247,369
Less: gross repayment	(56,390)
Add: imputed interest	4,824
Balance as of May 31, 2020	$195,803
Less: lease liability current portion	(83,044)
Lease liability non-current portion	$112,759

For the year ended May 31, 2020 and 2019, the amortization of the operating lease right of use asset are $54,628 and $0 respectively.

Maturities of operating lease obligation as follow:

Year ending May 31,	Operating Lease
2020	$83,044
2021	89,567
2022	23,192
Total	$195,803

Other information:

Year ended May 31, 2020

Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flow from operating lease	57,032
Right-of-use assets obtained in exchange for operating lease liabilities	192,741
Remaining lease term for operating lease (years)	2.25
Weighted average discount rate for operating lease	3.25%

Lease expenses were $60,129 and $0 for the year ended May 31, 2020 and 2019, respectively.